WELLS FARGO FUNDS TRUST

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

California Tax-Free Money Market Fund                 Arizona Tax-Free Fund
California Tax-Free Money Market Trust                California Limited Term Tax-Free Fund
Cash Investment Money Market Fund                     California Tax-Free Fund
Government Money Market Fund                          Colorado Tax-Free Fund
Minnesota Money Market Fund                           Minnesota Intermediate Tax-Free Fund
Money Market Fund                                     Minnesota Tax-Free Fund
Money Market Trust                                    National Limited Term Tax-Free Fund
National Tax-Free Institutional Money
   Market Fund                                        National Tax-Free Fund
Nebraska Tax-Free Fund
National Tax-Free Money Market Fund                   Oregon Tax-Free Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund                           Prospectuses Dated November 1, 2000
Prime Investment Money Market Fund
Treasury Plus Institutional Money Market
   Fund
100% Treasury Money Market Fund                       WealthBuilder Growth Portfolio
                                                      WealthBuilder Growth Balanced Portfolio
Prospectuses Dated August 1, 2000                     WealthBuilder Growth and Income Portfolio
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                              All Classes of Shares


                         Supplement dated March 5, 2001

The description of the Investment Advisor described under "Organization and Management of the Funds" is supplemented as follows:

     Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001. Funds Management is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds' advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Funds. All references to Wells Fargo Bank as investment advisor in the prospectus should be understood to be references to Funds Management.

The  description  of  the  Administrator   described  under   "Organization  and
Management of the Funds" is supplemented as follows:

     Effective  March  1,  2001,   Funds   Management   assumed   administration
     responsibilities for the Funds from Wells Fargo Bank. Funds Management provides the same services to the Funds, and is entitled to receive fees at the same annual rates, as were applicable under the administration agreement with Wells Fargo Bank. All references to Wells Fargo Bank as administrator in the prospectus should be understood to be references to Funds Management.